Financing Agreement (Details)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Alpha [Member]
Financial Agreement [Line Items]
Probability		5.00%	5.00%
Expected volatility		57.33%	64.35%
Risk free interest rate		0.47%	0.185%
Expected term (years)		9 months 25 days	2 years
Meitav Dash and Ami Sagi [Member]
Financial Agreement [Line Items]
Probability	[1]	5.00%	5.00%
Expected volatility	[1]	53.31%	65.64%
Risk free interest rate	[1]	0.55%	0.187%
Expected term (years)	[1]	11 months 26 days	2 years

[1]	See Note 14(A)(10) and (11)